CULLEN HIGH DIVIDEND EQUITY FUND
A Series of Cullen Funds Trust

Supplement Dated May 18, 2007
To Statement of Additional Information
Dated October 27, 2006

The Cullen High Dividend Equity Fund (the “Fund”) has amended its non-fundamental investment restrictions to eliminate the restriction on investment in securities which are restricted from sale to the public without registration under the Securities Act of 1933, including Rule 144A securities. This change is meant to clarify that the Fund is permitted to invest in non-U.S. registered securities and to allow the Fund to invest in securities such as “Rule 144A” securities. Rule 144A securities are considered restricted securities which may only be resold to qualified institutional buyers and not the general public. The Fund’s non-fundamental investment restrictions may be changed by the Fund’s Board of Trustees without a vote of the shareholders.

On page B-8 of the Fund’s Statement of Additional Information (SAI), the section titled, “Description of the Fund and Its Investment Objectives, Policies, and Risks--Restricted and Illiquid Securities” has been amended as follows:

Illiquid Securities

The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally limit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

On page B-9, under the section titled, “Investment Restrictions--Non-Fundamental Restrictions,” the following language has been deleted:

4.	Purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933.

On page B-10, under the section titled, “Investment Restrictions--Non-Fundamental Restrictions,” the following language has been deleted:

As a matter of operating but not fundamental policy, which can be changed without shareholder approval, the Fund may not purchase any securities which would cause more than 5% of the Fund’s net assets at the time of such purchase to be invested in securities which are not readily marketable. If such policy were to be changed, such investments would be limited to no more than 15% of net assets.

Please keep this Supplement with your SAI.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
A Series of Cullen Funds Trust

Supplement Dated May 18, 2007
To Statement of Additional Information
Dated October 27, 2006

The Cullen International High Dividend Fund (the “Fund”) has amended its non-fundamental investment restrictions to eliminate the restriction on investment of its assets in securities which are restricted from sale to the public without registration under the Securities Act of 1933. This change is meant to clarify that the Fund is permitted to invest in non-U.S. registered securities and to allow the Fund to invest in securities such as “Rule 144A” securities. Rule 144A securities are considered restricted securities which may only be resold to qualified institutional buyers and not the general public. The Fund’s non-fundamental investment restrictions may be changed by the Fund’s Board of Trustees without a vote of the shareholders.

On page B-7 of the Fund’s Statement of Additional Information (SAI), the section titled, “Description of the Fund and Its Investment Objectives, Policies, and Risks--Restricted and Illiquid Securities” has been amended as follows:

Illiquid Securities

The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally limit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

On page B-9 of the Fund’s SAI, under the section titled, “Investment Restrictions--Non-Fundamental Restrictions,” the following language has been deleted:

3.	Purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933.

As a matter of operating but not fundamental policy, which can be changed without shareholder approval, the Fund may not purchase any securities which would cause more than 5% of the Fund’s net assets at the time of such purchase to be invested in securities which are not readily marketable. If such policy were to be changed, such investments would be limited to no more than 15% of net assets.

Please keep this Supplement with your SAI.